Segment Information	12 Months Ended
Mar. 31, 2019
Segment Information
Segment Information

17. Segment Information

The Group has only one reportable segment since the Group does not distinguish revenues, costs and expenses between segments in its internal reporting, and reports costs and expenses by its nature as a whole.

The Group’s chief operating decision maker, who has been identified as the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole. The Group does not distinguish among markets or segments for the purpose of internal reports.

Product sales relate to sales of apparel, cosmetics and other products.

	Year ended March 31,
	2017	2018	2019
	RMB	RMB	RMB
Apparel	466,425,014	727,053,130	779,641,383
Cosmetics	53,307,542	111,814,250	99,375,020
Other product sales	52,712,692	73,644,957	63,764,762
Total product sales	572,445,248	912,512,337	942,781,165
Service revenue	5,457,556	35,068,094	150,656,685
Total net revenues	577,902,804	947,580,431	1,093,437,850

The Group mainly operates in the PRC and most of the Group’s long-lived assets are located in the PRC. Most of the Group’s revenues are derived from the PRC.